Employee Retirement Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Maximum annual contribution of annual salary per employee	100.00%
The Company's contributions to its retirement plans	$ 0.3	$ 0.4